Other Expenses	12 Months Ended
Dec. 31, 2020
Other Expenses [Abstract]
OTHER EXPENSES
23.	OTHER EXPENSES

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Advertising and promotion expenses	15,323,838	45,789,035	30,471,983
Litigation fees	22,467,468	25,305,057	24,764,412
Consulting fees	9,580,602	16,762,953	14,486,656
Research and development expenses	1,419,878	2,430,338	9,960,607
Office and commute expenses	14,425,608	21,835,262	9,120,261
Attorney fees	5,983,431	23,748,333	8,503,270
Entertainment and travelling expenses	14,237,820	10,905,234	7,010,704
Depreciation and amortization	13,299,246	10,917,300	6,047,226
Directors and officers liability insurance	-	6,433,824	4,232,722
Communication expenses	2,549,164	2,874,165	2,495,071
Others	14,268,602	15,677,035	6,949,270
Total	113,555,657	182,678,536	124,042,182